UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07873

Nuveen Multistate Trust I

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: August 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Arizona Municipal Bond Fund

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Staples – 1.0%

$875	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$820,558
	Education and Civic Organizations – 6.9%

1,740	Arizona State University, Certificates of Participation, Series 2004, 5.250%, 9/01/22 – AMBAC Insured	9/14 at 100.00	AAA	1,819,222

1,000	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/21 – AMBAC Insured	7/15 at 100.00	AAA	1,041,350

550	Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds, Senior Series 1999A-1, 5.900%, 5/01/24 (Alternative Minimum Tax)	11/09 at 102.00	Aaa	574,492

540	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 1998A, 5.375%, 5/15/28	5/08 at 101.00	A–	545,567

1,335	Northern Arizona University, System Revenue Bonds, Series 2006, 5.000%, 6/01/25 – FGIC Insured	6/17 at 100.00	AAA	1,383,394

335	Yavapai County Community College District, Arizona, Revenue Bonds, Series 1993, 6.000%, 7/01/12	1/08 at 100.00	A–	336,802
5,500	Total Education and Civic Organizations			5,700,827
	Energy – 1.4%

1,250	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	BBB	1,149,275
	Health Care – 10.9%

1,335	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007A, 5.000%, 1/01/25	1/17 at 100.00	AA–	1,347,309

700	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.000%, 12/01/37	12/15 at 100.00	BBB	636,685

1,035	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2007, 5.000%, 12/01/42	12/17 at 100.00	BBB	921,906

540	Maricopa County Industrial Development Authority, Arizona, Health Facilities Revenue Bonds, Mayo Clinic, Series 2006, 5.000%, 11/15/36	5/16 at 100.00	AA	542,797

1,855	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 1998A, 5.000%, 7/01/16	7/08 at 101.00	A	1,874,144

900	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23	7/14 at 100.00	A	917,964

1,290	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32	7/17 at 100.00	A	1,290,387

370	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/16	4/15 at 100.00	Baa1	375,816

1,055	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial Hospital, Series 1998, 5.500%, 6/01/22	6/08 at 101.00	N/R	1,004,729
9,080	Total Health Care			8,911,737
	Housing/Multifamily – 3.5%

2,090	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31 (Alternative Minimum Tax)	6/11 at 102.00	Aaa	2,148,436

560	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)	4/15 at 100.00	Aaa	533,585

2,080	Phoenix Industrial Development Authority, Arizona, Subordinate Lien Multifamily Housing Revenue Bonds, Arborwood Apartments, Series 2003B, 0.000%, 6/01/43 (3)	No Opt. Call	N/R	212,555
4,730	Total Housing/Multifamily			2,894,576
	Housing/Single Family – 0.2%

125	Maricopa County Industrial Development Authority, Arizona, Single Family Mortgage Revenue Refunding Bonds, Mortgage-Backed Securities Program, Series 1998B, 6.200%, 12/01/30 (Alternative Minimum Tax)	6/08 at 108.00	Aaa	126,279

Portfolio of Investments (Unaudited)

Nuveen Arizona Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/General – 9.0%

$1,500	Maricopa County School District 6, Arizona, General Obligation Refunding Bonds, Washington Elementary School, Series 2002A, 5.375%, 7/01/15 – FSA Insured	No Opt. Call	AAA		$1,648,560

1,000	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, Second Series 2005, 5.000%, 7/01/20 – FGIC Insured	7/15 at 100.00	AAA		1,044,730

39	Maricopa County Unified School District 41, Gilbert, Arizona, General Obligation Bonds, Series 1995, 6.250%, 7/01/15 – FSA Insured	7/08 at 100.00	AAA		39,780

310	Maricopa County Unified School District 80, Chandler, Arizona, School Improvement and Refunding Bonds, Series 1994, 6.250%, 7/01/11 – FGIC Insured	No Opt. Call	AAA		337,587

700	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 1992D, 7.500%, 7/01/10 – FGIC Insured	No Opt. Call	AAA		770,875

2,000	Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.750%, 7/01/16	No Opt. Call	AA		2,262,160

1,250	Yuma & La Paz Counties Community College District, Arizona, General Obligation Bonds, Series 2006, 5.000%, 7/01/25 – MBIA Insured	7/16 at 100.00	AAA		1,293,688
6,799	Total Tax Obligation/General				7,397,380
	Tax Obligation/Limited – 16.1%

1,500	Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2004A, 5.750%, 7/01/17 – AMBAC Insured	7/14 at 100.00	AAA		1,661,655

785	Bullhead City, Arizona, Special Assessment Bonds, East Branch Sewer Improvement District, Series 1993, 6.100%, 1/01/13	1/08 at 100.00	Baa2		787,575

480	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	7/10 at 102.00	N/R		514,440

875	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%, 8/01/25 – MBIA Insured	8/16 at 100.00	AAA		904,540

1,040	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006, 4.600%, 1/01/26	7/16 at 100.00	Baa1		949,967

1,115	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002, 5.375%, 6/01/17 – AMBAC Insured	6/12 at 100.00	Aaa		1,183,929

1,600	Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2005, 5.000%, 7/01/24 – FSA Insured	7/15 at 100.00	AAA		1,655,968

	Peoria Improvement District, Arizona, Special Assessment District 8801 Bonds, North Valley Power Center, Series 1992:
425	7.300%, 1/01/12	1/08 at 101.00	A		433,479
460	7.300%, 1/01/13	1/08 at 101.00	A		469,131

1,670	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue Bonds, Series 2005, 5.000%, 7/01/25 – XLCA Insured	7/15 at 100.00	AAA		1,717,294

2,770	Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/18 – AMBAC Insured	7/14 at 100.00	AAA		2,952,903
12,720	Total Tax Obligation/Limited				13,230,881
	Transportation – 0.6%

500	Phoenix, Arizona, Airport Revenue Bonds, Series 1994D, 6.400%, 7/01/12 – MBIA Insured (Alternative Minimum Tax)	1/08 at 100.00	AAA		500,900
	U.S. Guaranteed – 25.1% (4)

200	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 101.00	A	(4)	217,192

1,550	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network, Series 2000, 6.875%, 12/01/20 (Pre-refunded 12/01/10)	12/10 at 102.00	BBB	(4)	1,725,786

1,400	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Series 1999A, 6.125%, 11/15/22 (Pre-refunded 11/15/09)	11/09 at 100.00	Baa3	(4)	1,470,728

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	U.S. Guaranteed (4) (continued)

$160	Arizona Health Facilities Authority, Hospital System Revenue Refunding Bonds, Phoenix Baptist Hospital and Medical Center Inc. and Medical Environments Inc., Series 1992, 6.250%, 9/01/11 – MBIA Insured (ETM)	9/07 at 100.00	AAA		$163,894

1,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2003A, 5.375%, 7/01/23 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	Aaa		1,082,470

1,730	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 2001A, 5.750%, 5/15/21 (Pre-refunded 5/15/11)	5/11 at 101.00	A–	(4)	1,863,625

1,525	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds, Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA		1,821,704

2,150	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series 2004A, 5.000%, 7/01/19 (Pre-refunded 7/01/14) – FSA Insured	7/14 at 100.00	AAA		2,301,876

500	Mesa, Arizona, Utility System Revenue Bonds, Series 2002, 5.000%, 7/01/20 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	AAA		523,280

	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2000:
1,290	6.125%, 7/01/14 (Pre-refunded 7/01/10) – FGIC Insured	7/10 at 101.00	AAA		1,386,221
1,000	6.250%, 7/01/17 (Pre-refunded 7/01/10) – FGIC Insured	7/10 at 101.00	AAA		1,077,930

2,500	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)	12/11 at 101.00	A3	(4)	2,721,325

4,000	Tucson Industrial Development Authority, Arizona, Senior Living Facilities Revenue Bonds, Christian Care Project, Series 2000A, 5.625%, 7/01/20 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	AA	(4)	4,241,720
19,005	Total U.S. Guaranteed				20,597,751
	Utilities – 18.3%

1,000	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds, Hoover Project, Series 2001, 5.250%, 10/01/15	No Opt. Call	AA		1,086,290

80	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured	1/08 at 100.00	AAA		82,134

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR:
4,500	5.000%, 7/01/26 – XLCA Insured	7/15 at 100.00	AAA		4,642,380
1,455	5.000%, 7/01/27 – XLCA Insured	7/15 at 100.00	AAA		1,498,141

7,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2006, 5.000%, 1/01/37 (UB)	1/16 at 100.00	Aa1		7,702,650
14,535	Total Utilities				15,011,595
	Water and Sewer – 12.5%

1,005	Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, Municipal Property Corporation, Series 2004, 5.000%, 7/01/24 – XLCA Insured	7/14 at 100.00	AAA		1,032,728

1,000	Cottonwood, Arizona, Water Revenue Bonds, Series 2006, 5.000%, 7/01/30 – XLCA Insured	7/16 at 100.00	AAA		1,026,150

660	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 – MBIA Insured	7/13 at 100.00	AAA		678,091

1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA		1,030,560

2,600	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2002, 5.000%, 7/01/26 – FGIC Insured	7/12 at 100.00	AAA		2,646,696

1,415	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2003, 4.500%, 7/01/22	7/14 at 100.00	AA		1,414,165

1,250	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2005, 5.000%, 7/01/23 – MBIA Insured	7/15 at 100.00	AAA		1,291,213

Portfolio of Investments (Unaudited)

Nuveen Arizona Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Water and Sewer (continued)

	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
$555	4.700%, 4/01/22	4/14 at 100.00	N/R	$538,444
645	4.900%, 4/01/32	4/17 at 100.00	N/R	619,329
10,130	Total Water and Sewer			10,277,376
$85,249	Total Investments (cost $86,071,172) – 105.5%			86,619,135

	Floating Rate Obligations – (6.1)%			(5,000,000)

	Other Assets Less Liabilities – 0.6%			505,872

	Net Assets – 100%			$82,125,007

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At August 31, 2007, the cost of investments was $81,071,035.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$2,378,737
Depreciation	(1,830,662)
Net unrealized appreciation (depreciation) of investments	$548,075

Portfolio of Investments (Unaudited)

Nuveen Colorado Municipal Bond Fund

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Education and Civic Organizations – 15.2%

$430	Boulder County, Colorado, Development Revenue Bonds, University Corporation for Atmospheric Research, Series 2003, 5.000%, 9/01/23 – AMBAC Insured	9/13 at 100.00	AAA	$440,402

1,440	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools – Adams County School District 12, Series 2004, 5.250%, 5/01/17 – XLCA Insured	5/14 at 100.00	AAA	1,525,147

1,130	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aurora Academy, Series 2004, 5.375%, 2/15/19 – XLCA Insured	2/14 at 100.00	AAA	1,196,772

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Charter School, Series 2007A, 4.625%, 3/15/37 – CIFG Insured	3/17 at 100.00	AAA	949,070

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Ridgeview Classical Schools, Series 2005A, 5.500%, 8/15/25 – XLCA Insured	8/15 at 100.00	AAA	1,066,570

1,355	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Series 2004, 5.250%, 6/01/24 – XLCA Insured	6/14 at 100.00	AAA	1,409,092
6,355	Total Education and Civic Organizations			6,587,053
	Health Care – 14.2%

1,500	Colorado Health Facilities Agency, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2006D, 5.125%, 11/15/29	11/16 at 100.00	A+	1,500,975

1,000	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004, 5.000%, 9/01/25	9/14 at 100.00	A3	990,640

560	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F, 5.000%, 3/01/25	3/15 at 100.00	BBB+	525,498

500	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2001, 5.800%, 1/15/27	1/12 at 100.00	BBB	506,130

750	Colorado Health Facilities Authority, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.125%, 9/15/29	9/17 at 100.00	BBB–	698,468

885	Colorado Springs, Colorado, Hospital Revenue Bonds, Memorial Hospital of Colorado Springs, Series 2000, 6.375%, 12/15/30	12/10 at 101.00	A–	929,339

500	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 6.375%, 12/01/23	12/13 at 102.00	BBB–	531,205

500	University of Colorado Hospital Authority, Revenue Bonds, Series 2006A, 5.000%, 11/15/37	5/16 at 100.00	Baa1	463,680
6,195	Total Health Care			6,145,935
	Housing/Single Family – 0.8%

120	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1999C-3, 6.750%, 10/01/21	10/09 at 105.00	Aa2	129,312

140	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000A-2, 7.450%, 10/01/16 (Alternative Minimum Tax)	10/09 at 105.00	Aa2	144,360

65	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000C-3, 7.150%, 10/01/30	4/10 at 105.00	AA	65,980
325	Total Housing/Single Family			339,652
	Long-Term Care – 2.3%

1,000	Colorado Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2002A, 5.500%, 12/01/33 – RAAI Insured	12/12 at 100.00	AA	1,007,150
	Tax Obligation/General – 18.7%

2,000	Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2002, 5.250%, 12/01/21 – FGIC Insured	12/12 at 100.00	AAA	2,115,740

2,000	Conservatory Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.125%, 12/01/37 – RAAI Insured	12/17 at 100.00	AA	1,856,600

2,150	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2004, 5.750%, 12/15/23 – FGIC Insured	12/14 at 100.00	Aaa	2,377,122

Portfolio of Investments (Unaudited)

Nuveen Colorado Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/General (continued)

$1,085	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2003, 5.500%, 12/15/23 – FGIC Insured	12/13 at 100.00	Aaa		$1,165,279

500	El Paso County School District 38, Lewis Palmer, Colorado, General Obligation Refunding Bonds, Series 2001, 6.000%, 12/01/21	No Opt. Call	Aa3		582,195
7,735	Total Tax Obligation/General				8,096,936
	Tax Obligation/Limited – 22.6%

500	Bowles Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 5.500%, 12/01/28 – FSA Insured	12/13 at 100.00	AAA		531,670

1,000	Commerce City, Colorado, Sales Tax and Use Revenue Bonds, Series 2006, 5.000%, 8/01/21 – AMBAC Insured	8/16 at 100.00	AAA		1,041,950

2,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2006, 5.125%, 12/01/25 – XLCA Insured	11/16 at 100.00	AAA		2,059,120

1,000	Larimer County, Colorado, Sales and Use Tax Revenue Bonds, Fairgrounds and Events Center, Series 2002, 5.500%, 12/15/18 – MBIA Insured	12/12 at 100.00	AAA		1,074,010

1,000	Mountain Village Metropolitan District, San Miguel County, Colorado, General Obligation Limited Tax Bonds, Series 2006B, 4.750%, 12/01/31 – XLCA Insured	12/16 at 100.00	AAA		971,180

1,200	Pinery West Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.000%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA		1,138,392

1,500	Regional Transportation District, Colorado, Master Lease Purchase Agreement II, Fixed Rate Certificates of Participation, Transit Vehicles Project, Series 2002A, 5.000%, 12/01/22 – AMBAC Insured	12/17 at 100.00	AAA		1,555,320

1,460	Tower Metropolitan District, Adams County, Colorado, General Obligation Limited Tax Bonds, Series 2005, 5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	AA		1,388,402
9,660	Total Tax Obligation/Limited				9,760,044
	Transportation – 3.8%

435	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001, 7.000%, 5/01/21 (Alternative Minimum Tax)	5/11 at 101.00	N/R		456,746

100	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2006, 5.250%, 5/01/20 (Alternative Minimum Tax)	5/16 at 100.00	N/R		96,539

1,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A, 5.500%, 6/15/15 – AMBAC Insured	6/11 at 102.00	AAA		1,076,930
1,535	Total Transportation				1,630,215
	U.S. Guaranteed – 17.2% (3)

1,800	Arapahoe County, Colorado, Single Family Mortgage Revenue Bonds, Series 1984A, 0.000%, 9/01/10 (ETM)	No Opt. Call	AAA		1,604,466

500	Aspen Valley Hospital District, Pitkin County, Colorado, Revenue Bonds, Series 2000, 6.800%, 10/15/24 (Pre-refunded 4/15/10)	4/10 at 100.00	N/R	(3)	537,010

600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy Charter School – Douglas County School District Re. 1, Series 2000, 6.875%, 12/15/20 (Pre-refunded 12/15/10)	12/10 at 101.00	BBB	(3)	663,756

600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley East Charter School, Series 2000A, 7.250%, 9/15/30 (Pre-refunded 9/15/11)	9/11 at 100.00	Ba1	(3)	677,610

500	Colorado Educational and Cultural Facilities Authority, School Revenue Bonds, Ave Maria School, Series 2000, 6.125%, 12/01/25 (Pre-refunded 12/01/10) – RAAI Insured	12/10 at 100.00	AA	(3)	537,645

500	Colorado Health Facilities Authority, Revenue Bonds, PorterCare Adventist Health System, Series 2001, 6.500%, 11/15/23 (Pre-refunded 11/15/11)	11/11 at 101.00	A+	(3)	557,795

500	Colorado Health Facilities Authority, Revenue Bonds, Steamboat Springs Healthcare Association, Series 1999, 5.700%, 9/15/23 (Pre-refunded 9/15/09)	9/09 at 101.00	N/R	(3)	523,545

600	Colorado Springs, Colorado, Hospital Revenue Bonds, Memorial Hospital of Colorado Springs, Series 2000, 6.375%, 12/15/30 (Pre-refunded 12/15/10)	12/10 at 101.00	A–	(3)	654,258

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	U.S. Guaranteed (3) (continued)

$900	Colorado Springs, Colorado, Utility System Revenue Bonds, Series 1978B, 6.600%, 11/15/18 (ETM)	No Opt. Call	AAA		$1,056,501

560	Denver Health and Hospitals Authority, Colorado, Revenue Bonds, Series 2004A, 6.250%, 12/01/33 (Pre-refunded 12/01/14)	12/14 at 100.00	BBB	(3)	639,526
7,060	Total U.S. Guaranteed				7,452,112
	Utilities – 3.6%

1,000	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/32 – XLCA Insured	10/16 at 100.00	AAA		1,038,370

485	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE, 5.375%, 6/01/17	6/12 at 100.00	AA		516,278
1,485	Total Utilities				1,554,648
$41,350	Total Long-Term Investments (cost $41,733,919) – 98.4%				42,573,745

	Short-Term Investments – 0.9%

$400	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 3.730%, 12/01/15 – MBIA Insured (4)		A-1+		400,000

	Total Short-Term Investments (cost $400,000)				400,000

	Total Investments (cost $42,133,919) – 99.3%				42,973,745

	Other Assets Less Liabilities – 0.7%				285,316

	Net Assets – 100%				$43,259,061

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2007, the cost of investments was $42,133,755.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$1,356,503
Depreciation	(516,513)
Net unrealized appreciation (depreciation) of investments	$839,990

Portfolio of Investments (Unaudited)

Nuveen New Mexico Municipal Bond Fund

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Education and Civic Organizations – 13.4%

$1,500	New Mexico Educational Assistance Foundation, Education Loan Bonds, First Subordinate Series 2001B-1, 5.900%, 9/01/31	9/11 at 100.00	A2	$1,540,200

750	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB–	751,695

2,500	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	2,848,300

2,000	University of New Mexico, Subordinate Lien Revenue Refunding and Improvement Bonds, Series 2002A, 5.000%, 6/01/22	6/12 at 100.00	AA	2,049,080

750	University of New Mexico, Subordinate Lien Revenue Refunding Bonds, Series 2003A, 5.250%, 6/01/18	6/13 at 100.00	AA	795,510
7,500	Total Education and Civic Organizations			7,984,785
	Health Care – 5.0%

2,000	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc., Series 2004A, 5.000%, 6/01/23	6/14 at 100.00	A3	1,995,520

1,000	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc., Series 2007A, 5.250%, 6/01/27	6/17 at 100.00	A3	1,005,600
3,000	Total Health Care			3,001,120
	Housing/Multifamily – 7.8%

1,740	Bernalillo County, New Mexico, Multifamily Housing Revenue Refunding and Improvement Bonds, El Centro Senior Housing Complex, Series 1999, 5.850%, 6/15/29	6/09 at 101.00	N/R	1,757,835

2,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, Las Palomas Apartments, Series 2006C, 4.700%, 9/01/22 (Alternative Minimum Tax)	3/20 at 100.00	AAA	1,923,940

1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)	9/17 at 100.00	AAA	988,150
4,740	Total Housing/Multifamily			4,669,925
	Housing/Single Family – 5.6%

350	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2000B, 7.000%, 9/01/31 (Alternative Minimum Tax)	11/09 at 101.50	AAA	354,186

365	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2000C-2, 6.950%, 9/01/31 (Alternative Minimum Tax)	1/10 at 102.50	AAA	373,468

1,755	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2007A-1, 4.800%, 1/01/33 (Alternative Minimum Tax)	7/17 at 100.00	AAA	1,653,122

1,000	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2007B-2, 4.850%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	AAA	937,850
3,470	Total Housing/Single Family			3,318,626
	Information Technology – 0.9%

500	Sandoval County, New Mexico, Incentive Payment Revenue Bonds, Intel Corporation Project, Series 2005, 5.000%, 6/01/20	6/15 at 100.00	A+	517,330
	Tax Obligation/General – 3.4%

1,970	Sandoval County, New Mexico, General Obligation Bonds, Series 2004, 5.000%, 4/15/23 – MBIA Insured	4/14 at 100.00	Aaa	2,039,935
	Tax Obligation/Limited – 26.6%

3,005	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 2004, 5.250%, 6/15/19 – AMBAC Insured	6/09 at 100.00	AAA	3,078,713

1,125	Cibola County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 2006B, 5.000%, 6/01/25 – AMBAC Insured	6/16 at 100.00	Aaa	1,152,551

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/Limited (continued)

	Dona Ana County, New Mexico, Gross Receipts Tax Revenue Refunding and Improvement Bonds, Series 2003:
$360	5.250%, 5/01/25 – AMBAC Insured	5/13 at 100.00	Aaa		$374,263
545	5.250%, 5/01/28 – AMBAC Insured	5/13 at 100.00	Aaa		560,680

1,160	Gallup, New Mexico, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 6/01/24 – AMBAC Insured	6/13 at 100.00	Aaa		1,187,840

1,510	Lincoln County, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 2002, 5.125%, 6/01/30 – AMBAC Insured	6/12 at 100.00	Aaa		1,536,923

2,000	New Mexico Finance Authority, Senior Lien Transportation Revenue Bonds, Series 2004A, 5.250%, 6/15/24 – MBIA Insured	6/14 at 100.00	AAA		2,081,660

4,000	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 – FSA Insured	No Opt. Call	AAA		4,608,320

1,245	Santa Fe, New Mexico, Gross Receipts Sales Tax Revenue Bonds, Series 2006B, 5.000%, 6/01/23 – FSA Insured	6/16 at 100.00	AAA		1,289,982
14,950	Total Tax Obligation/Limited				15,870,932
	U.S. Guaranteed – 17.2% (3)

3,750	Albuquerque, New Mexico, Gross Receipts Lodgers Tax Improvement and Revenue Refunding Bonds, Series 1991B, 0.000%, 7/01/11 – FSA Insured (ETM)	No Opt. Call	AAA		3,238,800

1,000	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 1999, 5.250%, 10/01/26 (Pre-refunded 10/01/09)	10/09 at 100.00	AAA		1,031,080

600	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Vista Montana Apartments Project, Series 2001A, 5.400%, 12/01/31 (Pre-refunded 6/01/11) – MBIA Insured	6/11 at 100.00	Aaa		635,112

1,000	New Mexico Finance Authority, Court Automation Fee Revenue Bonds, Series 2002, 5.000%, 6/15/17 (Pre-refunded 6/15/11) – MBIA Insured	6/11 at 100.00	AAA		1,045,040

2,000	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A, 5.750%, 8/01/15 (Pre-refunded 8/01/11)	8/11 at 101.00	AA–	(3)	2,161,520

1,060	New Mexico Mortgage Finance Authority, General Revenue Office Building Bonds, Series 2000, 6.000%, 9/01/26 (Pre-refunded 9/01/09)	9/09 at 100.00	AAA		1,106,068

1,000	San Juan County, New Mexico, Subordinate Gross Receipts Tax Revenue Bonds, Series 2001A, 5.125%, 9/15/26 (Pre-refunded 9/15/11) – AMBAC Insured	9/11 at 101.00	AAA		1,062,500
10,410	Total U.S. Guaranteed				10,280,120
	Utilities – 3.2%

1,500	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico, Series 1999A, 6.600%, 10/01/29 (Alternative Minimum Tax)	10/09 at 102.00	BBB		1,586,130

300	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002JJ, 5.250%, 7/01/15 – MBIA Insured	No Opt. Call	AAA		327,411
1,800	Total Utilities				1,913,541
	Water and Sewer – 15.5%

2,000	Albuquerque and Benralillo County Water Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Series 2006A, 5.000%, 7/01/26 – AMBAC Insured	7/16 at 100.00	AAA		2,062,540

1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C, 5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	AAA		1,026,710

1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2005C, 5.000%, 6/15/25 – AMBAC Insured	6/15 at 100.00	Aaa		1,027,520

4,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2006B, 5.000%, 6/01/36 – MBIA Insured	6/16 at 100.00	AAA		4,080,680

Portfolio of Investments (Unaudited)

Nuveen New Mexico Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Water and Sewer (continued)

$1,000	Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 6/01/23 – MBIA Insured	6/15 at 100.00	Aaa	$1,035,980
9,000	Total Water and Sewer			9,233,430
$57,340	Total Investments (cost $57,453,282) – 98.6%			58,829,744

	Other Assets Less Liabilities – 1.4%			840,745

	Net Assets – 100%			$59,670,489

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2007, the cost of investments was $57,446,158.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$1,834,022
Depreciation	(450,436)
Net unrealized appreciation (depreciation) of investments	$1,383,586

Portfolio of Investments (Unaudited)

Nuveen Florida Preference Municipal Bond Fund

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Staples – 2.3%

$5,055	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BBB	$3,325,786

3,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41	6/17 at 100.00	BBB	3,033,975
8,555	Total Consumer Staples			6,359,761
	Education and Civic Organizations – 2.6%

2,515	University of Central Florida, Certificates of Participation, Athletic Association, Series 2004A, 5.125%, 10/01/23 – FGIC Insured	10/14 at 100.00	AAA	2,596,260

4,750	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Series 2005, 5.000%, 10/15/25 – RAAI Insured	10/15 at 100.00	AA	4,547,698
7,265	Total Education and Civic Organizations			7,143,958
	Energy – 1.1%

3,000	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB+	2,891,610
	Health Care – 16.7%

	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2005:
1,000	5.000%, 4/01/34	4/16 at 100.00	A	972,720
3,000	5.000%, 4/01/36	4/16 at 100.00	A	2,906,730

3,500	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	BBB+	3,444,350

	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General Hospital, Series 2003B:
5,000	5.250%, 10/01/28	10/13 at 100.00	A3	5,019,100
2,580	5.250%, 10/01/34	10/13 at 100.00	A3	2,566,945

185	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General Hospital, Series 2006, 5.250%, 10/01/41	10/16 at 100.00	A3	183,829

8,500	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds, Mayo Clinic, Series 2001A, 5.500%, 11/15/36	11/11 at 101.00	AA	8,782,029

1,750	Lakeland, Florida, Hospital System Revenue Refunding Bonds, Lakeland Regional Medical Center, Series 1996A, 5.250%, 11/15/25 – MBIA Insured	11/07 at 101.00	AAA	1,773,415

1,635	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/17	7/13 at 100.00	BBB+	1,638,581

5,000	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center, Series 2007, 5.000%, 10/01/34	10/17 at 100.00	A2	4,820,200

455	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001, 6.000%, 1/15/31	1/11 at 101.00	A2	471,648

	Orange County Health Facilities Authority, Florida, Revenue Bonds, Nemours Foundation, Series 2005:
1,305	5.000%, 1/01/21	1/15 at 100.00	AAA	1,354,786
1,210	5.000%, 1/01/22	1/15 at 100.00	AAA	1,253,100

5,000	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001, 5.625%, 12/01/31	12/11 at 101.00	A	5,118,000

2,095	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial Healthcare Inc., Series 2000, 6.375%, 12/01/30	12/10 at 100.00	Baa2	2,164,680

3,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33	7/17 at 100.00	BBB+	2,784,450
45,215	Total Health Care			45,254,563
	Housing/Multifamily – 4.3%

3,500	Florida Housing Finance Agency, FNMA Collateralized Housing Revenue Bonds, Villas of Capri, Series 1996H, 6.100%, 4/01/17 (Alternative Minimum Tax)	10/07 at 101.00	AAA	3,537,835

50	Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, Series 1992A, 6.400%, 6/01/24	12/07 at 100.00	AA	50,980

Portfolio of Investments (Unaudited)

Nuveen Florida Preference Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Housing/Multifamily (continued)

$1,335	Florida Housing Finance Agency, GNMA Collateralized Multifamily Housing Revenue Bonds, Driftwood Terrace Apartments, Series 1989I, 7.650%, 12/20/31 (Alternative Minimum Tax)	12/07 at 100.00	AAA	$1,375,237

1,115	Florida Housing Finance Agency, Housing Revenue Bonds, Brittany of Rosemont Apartments Phase II, Series 1995C-1, 6.875%, 8/01/26 – AMBAC Insured (Alternative Minimum Tax)	2/08 at 100.00	AAA	1,116,249

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Leigh Meadows Apartments, Series 1996N, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	9/07 at 101.00	AAA	1,008,500

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	9/07 at 101.00	AAA	1,009,960

	Florida Housing Finance Agency, Housing Revenue Refunding Bonds, Vineyards Project, Series 1995H:
1,145	6.400%, 11/01/15	11/07 at 100.00	BBB	1,149,866
1,660	6.500%, 11/01/25	11/07 at 100.00	BBB	1,687,971

740	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Affordable Housing Guarantee Program, Windsor Park Apartments, Series 1998A, 5.900%, 6/01/38 (Alternative Minimum Tax)	6/08 at 102.00	N/R	740,570
11,545	Total Housing/Multifamily			11,677,168
	Housing/Single Family – 0.4%

120	Leon County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Multi-County Program, Series 1995B, 7.300%, 1/01/28 (Alternative Minimum Tax)	No Opt. Call	AA	123,725

1,030	Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 1999A-2, 0.000%, 3/01/31	9/08 at 27.73	Aaa	266,101

495	Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 2002A, 5.550%, 9/01/33 (Alternative Minimum Tax)	3/11 at 101.00	Aaa	497,871
1,645	Total Housing/Single Family			887,697
	Long-Term Care – 6.0%

10,000	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 1999, 6.000%, 10/01/29 – ACA Insured	10/09 at 101.00	A	10,196,799

3,000	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.250%, 12/01/34	12/17 at 100.00	BBB	2,827,920

588	Sarasota County Health Facility Authority, Florida, Health Facilities Revenue Bonds, Sunnyside Properties, Series 1995, 6.000%, 5/15/10	11/07 at 101.00	N/R	592,269

	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds, Presbyterian Retirement Communities, Series 2004A:
1,130	5.850%, 8/01/24	8/14 at 101.00	N/R	1,167,561
1,565	5.625%, 8/01/34	8/14 at 101.00	N/R	1,570,869
16,283	Total Long-Term Care			16,355,418
	Materials – 2.3%

4,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative Minimum Tax)	4/10 at 101.00	N/R	4,824,756

1,270	Nassau County, Florida, Pollution Control Revenue Refunding Bonds, ITT Rayonier Inc., Series 1993, 6.200%, 7/01/15	1/08 at 100.00	BBB–	1,278,293
5,870	Total Materials			6,103,049
	Tax Obligation/General – 5.1%

5,465	Florida Department of Transportation, Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Bonds, Series 2002, 5.250%, 7/01/20	7/12 at 101.00	AAA	5,811,536

2,165	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 1985, 9.125%, 6/01/14	No Opt. Call	AAA	2,545,910

5,180	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 2002B, 5.000%, 6/01/21 – MBIA Insured	6/12 at 101.00	AAA	5,358,399
12,810	Total Tax Obligation/General			13,715,845

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/Limited – 24.7%

$3,000	Bartram Springs Community Development District, Duval County, Florida, Special Assessment Bonds, Series 2006, 4.750%, 5/01/34	5/16 at 100.00	N/R	$2,467,860

3,330	Broward County School Board, Florida, Certificates of Participation, Series 2004C, 5.250%, 7/01/19 – FSA Insured	7/14 at 100.00	AAA	3,509,354

1,145	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2007, 5.050%, 5/01/37	5/17 at 100.00	N/R	980,269

5,000	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2007, 5.000%, 12/01/36 – AMBAC Insured	12/16 at 100.00	AAA	5,109,250

2,500	Escambia County School Board, Florida, Certificates of Participation, Series 2004, 5.000%, 2/01/22 – MBIA Insured	2/15 at 100.00	AAA	2,570,850

2,500	Flagler County School Board, Florida, Certificates of Participation, Master Lease Revenue Program, Series 2005A, 5.000%, 8/01/30 – FSA Insured	8/15 at 100.00	AAA	2,534,975

2,145	Florida State Department of Management Services, Certificates of Participation, Series 2006A, 5.000%, 8/01/23 – MBIA Insured	8/15 at 101.00	AAA	2,209,479

5,000	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 – FGIC Insured	No Opt. Call	AAA	6,305,999

2,595	Indian River County School Board, Florida, Certificates of Participation, Series 2005, 5.000%, 7/01/22 – MBIA Insured	7/15 at 100.00	AAA	2,671,942

4,120	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%, 10/01/20 – MBIA Insured	10/13 at 100.00	AAA	4,378,365

	Lake County School District, Florida, Sales Tax Revenue Bonds, Series 2004:
975	5.000%, 10/01/15 – AMBAC Insured	10/14 at 100.00	AAA	1,034,592
1,710	5.000%, 10/01/16 – AMBAC Insured	10/14 at 100.00	AAA	1,804,802
1,860	5.000%, 10/01/17 – AMBAC Insured	10/14 at 100.00	AAA	1,977,571

1,000	Lee County, Florida, Local Option Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/20 – FGIC Insured	10/14 at 100.00	Aaa	1,038,610

2,015	Manatee County, Florida, Revenue Bonds, Series 2004, 5.000%, 10/01/21 – FGIC Insured	10/14 at 100.00	AAA	2,090,925

3,760	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, BAC Funding Corporation, Series 2000A, 5.375%, 10/01/30 – AMBAC Insured	10/10 at 102.00	AAA	3,918,258

	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special Assessment Bonds, Commercial Project, Series 2002A:
1,975	5.500%, 5/01/22 – RAAI Insured	5/12 at 102.00	AA	2,020,149
850	5.625%, 5/01/32 – RAAI Insured	5/12 at 102.00	AA	866,711

5,550	Okaloosa County, Florida, Fourth Cent Tourist Development Tax Revenue Bonds, Series 2000, 5.625%, 10/01/30 – AMBAC Insured	10/10 at 101.00	AAA	5,859,746

4,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A, 5.125%, 1/01/23 – FGIC Insured	1/13 at 100.00	AAA	4,120,960

900	Sampson Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.000%, 5/01/31 – RAAI Insured	5/16 at 100.00	AA	852,156

2,050	St. John’s County, Florida, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 10/01/25 – AMBAC Insured	10/14 at 100.00	AAA	2,100,881

	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004:
2,925	5.000%, 12/01/25 – FSA Insured	12/14 at 100.00	Aaa	3,002,571
3,065	5.000%, 12/01/26 – FSA Insured	12/14 at 100.00	Aaa	3,140,583

500	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	441,500
64,470	Total Tax Obligation/Limited			67,008,358
	Transportation – 14.5%

6,000	Broward County, Florida, Airport System Revenue Bonds, Series 2001-J1, 5.250%, 10/01/26 – AMBAC Insured (Alternative Minimum Tax)	10/11 at 101.00	AAA	6,093,240

3,220	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/22 – AMBAC Insured	10/14 at 100.00	AAA	3,307,745

Portfolio of Investments (Unaudited)

Nuveen Florida Preference Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Transportation (continued)

$4,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B, 5.125%, 10/01/21 – FSA Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA		$4,074,120

3,370	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2003B, 5.250%, 10/01/18 – MBIA Insured (Alternative Minimum Tax)	10/13 at 100.00	AAA		3,511,270

10,065	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%, 10/01/22 – FSA Insured (Alternative Minimum Tax)	10/10 at 101.00	AAA		10,589,484

7,165	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B, 5.000%, 7/01/21 – FGIC Insured	7/14 at 100.00	AAA		7,428,743

4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002, 5.750%, 10/01/20 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA		4,253,720
37,820	Total Transportation				39,258,322
	U.S. Guaranteed – 5.4% (3)

335	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 1985, 9.125%, 6/01/14 (ETM)	No Opt. Call	AAA		434,843

	Florida, Full Faith and Credit General Obligation Bonds, Broward County Expressway Authority, Series 1984:
2,215	9.875%, 7/01/09 (ETM)	No Opt. Call	AAA		2,385,555
1,000	10.000%, 7/01/14 (ETM)	No Opt. Call	AAA		1,262,830

4,545	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001, 6.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	A2	(3)	4,906,737

1,750	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 9B, Series 1999, 6.000%, 8/01/29 (Pre-refunded 8/01/09)	8/09 at 101.00	N/R	(3)	1,837,903

3,250	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2002, 6.250%, 11/15/24 (Pre-refunded 11/15/12)	11/12 at 100.00	A2	(3)	3,616,958

145	Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19 – FGIC Insured (ETM)	1/08 at 100.00	AAA		167,503
13,240	Total U.S. Guaranteed				14,612,329
	Utilities – 8.6%

4,350	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13	10/12 at 100.00	Baa2		4,446,222

4,020	JEA St. John’s River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/18	10/11 at 100.00	Aa2		4,156,921

1,670	Leesburg, Florida, Electric System Revenue Bonds, Series 2004, 5.000%, 10/01/22 – FGIC Insured	10/14 at 100.00	AAA		1,728,300

2,305	Leesburg, Florida, Utilities Revenue Bonds, Series 2004, 5.000%, 10/01/22 – FGIC Insured	10/14 at 100.00	AAA		2,385,468

8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA		5,726,160

650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	AAA		668,909

1,000	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	AAA		1,029,090

3,070	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – MBIA Insured	10/15 at 100.00	AAA		3,132,260
25,065	Total Utilities				23,273,330
	Water and Sewer – 4.1%

2,540	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2007, 5.250%, 9/01/37 – FGIC Insured	9/17 at 100.00	Aaa		2,653,538

	Manatee County, Florida, Public Utilities Revenue Refunding and Improvement Bonds, Series 1991C:
1,850	0.000%, 10/01/08 – MBIA Insured	No Opt. Call	AAA		1,776,444
2,800	0.000%, 10/01/09 – MBIA Insured	No Opt. Call	AAA		2,587,228

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Water and Sewer (continued)

$2,700	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/33 – MBIA Insured	10/13 at 100.00	AAA	$2,728,809

1,395	Sarasota County, Florida, Utility System Revenue Bonds, Series 2005A, 5.000%, 10/01/12 – FGIC Insured	No Opt. Call	AAA	1,475,310
11,285	Total Water and Sewer			11,221,329
$264,068	Total Investments (cost $261,810,059) – 98.1%			265,762,737

	Other Assets Less Liabilities – 1.9%			5,099,731

	Net Assets – 100%			$270,862,468

Forward Swaps outstanding at August 31, 2007:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (4)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley	$1,500,000	Pay	3-Month USD-LIBOR	5.335%	Semi-Annually	2/21/08	2/21/30	$(19,101)
Royal Bank of Canada	2,000,000	Pay	SIFM	4.335	Quarterly	8/06/08	8/06/37	42,281
								$23,180

SIFM –	The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

USD-LIBOR	(United States Dollar-London Inter-Bank Offered Rate)

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2007, the cost of investments was $261,779,634.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$7,346,258
Depreciation	(3,363,155)
Net unrealized appreciation (depreciation) of investments	$3,983,103

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Discretionary – 1.6%

$2,260	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%, 9/01/39 – XLCA Insured	9/16 at 100.00	AAA	$2,334,443
	Consumer Staples – 1.0%

1,495	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	1,401,981

125	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31	5/11 at 100.00	Baa3	115,290
1,620	Total Consumer Staples			1,517,271
	Education and Civic Organizations – 10.6%

625	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College, Series 2006, 5.625%, 9/01/38	9/16 at 100.00	BBB–	640,288

645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	659,732

	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of Maryland – College Park, Series 2001:
980	5.375%, 7/01/15 – AMBAC Insured	7/11 at 100.00	AAA	1,036,134
725	5.375%, 7/01/16 – AMBAC Insured	7/11 at 100.00	AAA	766,528

500	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31	7/08 at 102.00	BBB–	510,170

	Maryland Health and Higher Educational Facilities Authority, Mortgage Revenue Bonds, Green Acres School, Series 1998:
665	5.300%, 7/01/18	1/08 at 101.00	BBB–	666,589
1,000	5.300%, 7/01/28	1/08 at 101.00	BBB–	981,990

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School, Series 2000:
250	5.250%, 7/01/25 – FSA Insured	1/11 at 101.00	AAA	260,248
500	5.250%, 7/01/30 – FSA Insured	1/11 at 101.00	AAA	518,565

625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34	7/14 at 100.00	A–	627,994

870	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2007, 5.000%, 6/01/36	6/17 at 100.00	Baa1	827,936

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Johns Hopkins University, Series 1998, 5.125%, 7/01/20	7/08 at 102.00	AA	1,029,600

815	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts Center Project, Series 2005A, 5.000%, 5/01/20	5/15 at 100.00	A1	847,290

550	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Series 2003A, 5.000%, 7/01/20 – FGIC Insured	7/13 at 100.00	AAA	572,930

1,500	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – MBIA Insured	No Opt. Call	AAA	1,746,300

	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A:
1,000	5.000%, 4/01/15	4/13 at 100.00	AA	1,055,600
500	5.000%, 4/01/19	4/13 at 100.00	AA	522,085

1,100	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%, 10/01/22	10/16 at 100.00	AA	1,151,876

1,250	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006, 4.500%, 11/01/36	11/16 at 100.00	BBB+	1,051,838
15,100	Total Education and Civic Organizations			15,473,693
	Energy – 0.3%

400	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	BBB	367,768

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Health Care – 16.0%

$5,000	Baltimore County, Maryland, Catholic Health Initiatives, Revenue Bonds, Series 2006A, 4.500%, 9/01/33	9/16 at 100.00	AA	$4,635,049

675	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A	650,025

820	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial Hospital, Series 2004, 5.500%, 7/01/36	7/14 at 100.00	A2	835,350

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital, Series 2002, 5.800%, 7/01/32	7/12 at 100.00	Baa1	1,530,915

965	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	AA	899,930

950	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community Hospital, Series 2007A, 5.000%, 7/01/29	7/17 at 100.00	Baa1	909,179

800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital, Series 2002, 5.125%, 7/01/35	7/12 at 100.00	Baa1	767,888

750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2001, 5.000%, 7/01/34	7/11 at 100.00	A+	731,558

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente System, Series 1998A, 5.375%, 7/01/15	6/09 at 101.00	A+	2,047,480

1,785	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger Institute, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Baa3	1,787,053

525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2004A, 5.125%, 7/01/34	7/14 at 100.00	A	521,556

850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24	8/14 at 100.00	A3	859,308

1,050	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A	1,011,150

800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2002, 5.625%, 7/01/32	7/12 at 100.00	A3	815,328

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2005:
1,405	5.000%, 7/01/35	7/15 at 100.00	A3	1,355,797
900	5.000%, 7/01/40	7/15 at 100.00	A3	858,132

645	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 1991B, 7.000%, 7/01/22 – FGIC Insured	No Opt. Call	AAA	808,062

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2002, 6.000%, 7/01/22	7/12 at 100.00	A	523,375

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2004B, 5.000%, 7/01/24 – AMBAC Insured	7/13 at 100.00	AAA	512,670

350	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994, 5.375%, 7/01/14	1/08 at 100.00	B3	314,353

1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/16 – MBIA Insured	1/08 at 100.00	AAA	1,002,030
23,770	Total Health Care			23,376,188
	Housing/Multifamily – 4.9%

750	Baltimore County, Maryland, GNMA Collateralized Revenue Refunding Bonds, Cross Creek Apartments, Series 1998A, 5.250%, 10/20/33	10/08 at 102.00	AAA	758,040

500	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999A, 5.350%, 7/01/41 (Alternative Minimum Tax)	1/09 at 101.00	Aa2	500,790

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Housing/Multifamily (continued)

$1,000	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999B, 6.250%, 7/01/32 (Alternative Minimum Tax)	1/10 at 100.00	Aa2	$1,023,260

1,000	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Auburn Manor, Series 1998A, 5.300%, 10/01/28 (Alternative Minimum Tax)	10/08 at 101.50	Aaa	1,004,320

600	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2001, 5.875%, 7/01/21 – ACA Insured	7/11 at 101.00	A	620,796

570	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured	6/16 at 100.00	AAA	580,676

1,420	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily Housing Development Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)	7/08 at 101.00	Aaa	1,423,408

200	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily Housing Revenue Bonds, Series 1995A, 6.000%, 7/01/20	1/08 at 100.00	Aa2	200,210

1,000	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Bonds, University Landing Apartments, Series 1999, 6.100%, 3/20/41 (Alternative Minimum Tax)	9/09 at 102.00	AAA	1,031,180
7,040	Total Housing/Multifamily			7,142,680
	Housing/Single Family – 4.5%

1,195	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum Tax)	9/15 at 100.00	Aa2	1,165,424

1,500	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Mandatory put 3/01/22) (Alternative Minimum Tax)	3/16 at 100.00	Aa2	1,458,360

980	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative Minimum Tax)	9/16 at 100.00	Aa2	943,201

920	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006P, 4.700%, 3/01/37 (Alternative Minimum Tax)	3/16 at 100.00	Aa2	846,970

780	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007D, 4.850%, 9/01/37 (Alternative Minimum Tax)	3/17 at 100.00	Aa2	731,788

1,200	Maryland Community Development Administration, Residential Revenue Bonds, Series 2006B, 4.750%, 9/01/25 (Alternative Minimum Tax)	9/15 at 100.00	Aa2	1,152,960

245	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	AAA	246,531
6,820	Total Housing/Single Family			6,545,234
	Industrials – 0.8%

660	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)	4/12 at 101.00	BBB	628,221

500	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)	1/09 at 101.00	BBB	500,460
1,160	Total Industrials			1,128,681
	Long-Term Care – 3.1%

1,955	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	1,833,555

	Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group, Series 1999A:
500	5.500%, 1/01/19 – RAAI Insured	1/09 at 101.00	AA	512,745
500	5.625%, 1/01/25 – RAAI Insured	1/09 at 101.00	AA	513,550

1,965	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	7/17 at 100.00	BBB+	1,715,917
4,920	Total Long-Term Care			4,575,767

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Materials – 1.1%

$1,500	Baltimore, Maryland, Port Facilities Revenue Bonds, Consolidation Coal Sales Company, Series 1984B, 6.500%, 10/01/11	10/07 at 100.00	A	$1,561,080
	Tax Obligation/General – 27.7%

	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006:
560	5.000%, 3/01/21	3/16 at 100.00	AAA	588,274
435	5.000%, 3/01/21	3/16 at 100.00	AAA	456,963

400	Anne Arundel County, Maryland, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 3/01/17	3/16 at 100.00	AAA	428,644

1,000	Baltimore County, Maryland, Metropolitan District Special Assessment Bonds, 67th Issue, 5.000%, 6/01/25	6/11 at 101.00	AAA	1,023,490

750	Baltimore, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004A, 5.000%, 10/15/22 – AMBAC Insured	10/14 at 100.00	AAA	776,295

400	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA	430,380

	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2006:
1,100	5.000%, 3/01/14	No Opt. Call	AA	1,176,835
300	5.000%, 3/01/16	No Opt. Call	AA	322,827

860	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2006, 5.000%, 11/01/20	No Opt. Call	AA	924,027

	Frederick County, Maryland, Special Obligation Bonds, Villages of Lake Linganore Community Development Authority, Series 2001A:
550	5.600%, 7/01/20 – RAAI Insured	7/10 at 102.00	AA	580,184
210	5.700%, 7/01/29 – RAAI Insured	7/10 at 102.00	AA	221,676

	Frederick, Maryland, General Obligation Bonds, Series 2005:
1,500	5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AAA	1,605,390
2,000	5.000%, 8/01/17 – MBIA Insured	8/15 at 100.00	AAA	2,140,660

1,525	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2004B, 5.000%, 8/15/18	2/14 at 100.00	AAA	1,606,541

9,000	Maryland, General Obligation Bonds, State and Local Facilities Loan, First Series 2001, 5.500%, 3/01/15 (UB)	No Opt. Call	AAA	9,979,200

1,000	Maryland, General Obligation Bonds, State and Local Facilities Loan, Series 2002A, 5.500%, 8/01/15	No Opt. Call	AAA	1,113,300

1,800	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2005A, 5.000%, 7/01/15	No Opt. Call	AAA	1,941,912

1,990	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2006, 5.000%, 5/01/16	No Opt. Call	AAA	2,149,260

1,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Refunding Bonds, Series 2001, 5.250%, 10/01/13	10/11 at 101.00	AAA	1,065,370

	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2003A:
1,000	5.000%, 10/01/17	10/13 at 100.00	AA+	1,054,150
2,000	5.000%, 10/01/18	10/13 at 100.00	AA+	2,097,620

5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	AAA	5,626,599

500	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16	6/15 at 100.00	AAA	536,350

	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Water Supply Bonds, Series 2005:
1,230	5.000%, 6/01/16	6/15 at 100.00	AAA	1,319,421
1,250	5.000%, 6/01/19	6/15 at 100.00	AAA	1,315,488
37,360	Total Tax Obligation/General			40,480,856
	Tax Obligation/Limited – 13.9%

430	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center Project, Series 2002, 5.000%, 7/01/12	No Opt. Call	N/R	433,715

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/Limited (continued)

$1,000	Baltimore, Maryland, Revenue Refunding Bonds, Convention Center, Series 1998, 5.000%, 9/01/19 – MBIA Insured	9/08 at 102.00	AAA		$1,029,580

200	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R		189,908

450	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004, 5.750%, 7/01/34	7/14 at 102.00	N/R		444,204

1,110	Maryland Community Development Administration, Infrastructure Financing Bonds, Series 2000A, 5.875%, 6/01/30 – MBIA Insured	6/10 at 101.00	Aaa		1,172,082

830	Maryland Department of Transportation, Certificates of Participation, Mass Transit Administration Project, Series 2000, 5.500%, 10/15/18 (Alternative Minimum Tax)	10/10 at 101.00	AA+		865,292

1,750	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16	No Opt. Call	AAA		1,940,313

935	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation Headquarters Building, Series 2002, 5.375%, 6/01/19	6/12 at 100.50	AA+		996,224

	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square Parking Garage, Series 2002A:
430	5.000%, 9/15/13	9/12 at 100.00	AA+		454,686
650	5.000%, 9/15/16	9/12 at 100.00	AA+		685,848

1,540	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center Facilities, Series 2003, 5.000%, 6/15/22	6/13 at 100.00	AA+		1,585,076

1,470	Montgomery County, Maryland, Lease Revenue Bonds, Metrorail Garage, Series 2002, 5.000%, 6/01/21	6/12 at 100.00	AA		1,526,360

500	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District, Senior Series 2002A, 5.375%, 7/01/20 – RAAI Insured	7/12 at 101.00	AA		509,490

500	New Baltimore City Board of School Commissioners, Maryland, School System Revenue Bonds, Series 2000, 5.125%, 11/01/15	11/10 at 100.00	AA+		520,200

1,000	Prince George’s County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series 2003A, 5.000%, 6/30/14 – MBIA Insured	6/13 at 100.00	AAA		1,054,440

3,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/33 – MBIA Insured	No Opt. Call	AAA		3,271,229

7,030	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/43 – AMBAC Insured	No Opt. Call	AAA		1,131,971

1,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – FSA Insured	8/12 at 100.00	AAA		1,053,890

450	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57 – MBIA Insured	8/17 at 100.00	A+		460,989

1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%, 10/01/28 – FGIC Insured	10/16 at 100.00	AAA		1,035,020
25,275	Total Tax Obligation/Limited				20,360,517
	Transportation – 0.4%

500	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	12/07 at 101.00	CCC+		500,175
	U.S. Guaranteed – 14.3% (3)

1,250	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2002, 5.000%, 8/01/18 (Pre-refunded 8/01/12)	8/12 at 100.00	AAA		1,303,263

865	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 – FGIC Insured (ETM)	No Opt. Call	AAA		902,826

	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary’s College, Series 2001A:
100	5.750%, 9/01/25 (Pre-refunded 3/01/10)	3/10 at 101.00	BBB–	(3)	105,753
100	5.800%, 9/01/30 (Pre-refunded 3/01/10)	3/10 at 101.00	BBB–	(3)	105,871

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	U.S. Guaranteed (3) (continued)

	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002:
$1,250	5.000%, 11/01/20 (Pre-refunded 11/01/12)	11/12 at 101.00	Aaa		$1,338,200
1,250	5.000%, 11/01/21 (Pre-refunded 11/01/12)	11/12 at 101.00	Aaa		1,338,200

1,860	Gaithersburg, Maryland, Nursing Home Revenue Refunding Bonds, Shady Grove Adventist Nursing and Rehabilitation Center, Series 1992, 6.500%, 9/01/12 – FSA Insured (ETM)	No Opt. Call	AAA		1,984,211

1,000	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2002A, 5.250%, 8/15/18 (Pre-refunded 2/15/12)	2/12 at 100.00	AAA		1,065,440

1,100	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2003A, 5.000%, 8/15/14 (Pre-refunded 8/15/12)	8/12 at 100.00	AAA		1,167,001

	Maryland Economic Development Corporation, Health and Mental Hygiene Providers Revenue Bonds, Series 1996A:
835	7.625%, 4/01/21 (Pre-refunded 4/01/11)	4/11 at 102.00	N/R	(3)	941,187
630	7.625%, 4/01/21 (Pre-refunded 4/01/11)	4/11 at 102.00	N/R	(3)	710,117

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing Foundation – College Park, Series 1999A:
1,250	5.750%, 6/01/19 (Pre-refunded 6/01/09)	6/09 at 102.00	Baa2	(3)	1,315,700
250	5.750%, 6/01/24 (Pre-refunded 6/01/09)	6/09 at 102.00	Baa2	(3)	263,140

1,610	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	AAA		1,693,945

625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2001, 5.500%, 6/01/32 (Pre-refunded 6/01/11)	6/11 at 100.00	Baa1	(3)	663,744

1,500	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 (ETM)	No Opt. Call	AAA		1,699,590

1,175	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%, 10/01/40	10/10 at 101.00	AAA		1,233,033

540	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA		557,615

750	University of Puerto Rico, University System Revenue Bonds, Series 2000O, 5.750%, 6/01/19 (Pre-refunded 6/01/10) – MBIA Insured	6/10 at 100.00	AAA		792,053

1,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	BBB+	(3)	1,637,190
19,440	Total U.S. Guaranteed				20,818,079
	Utilities – 0.7%

1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	9/07 at 100.00	N/R		1,002,560
	Water and Sewer – 1.1%

1,500	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	AAA		1,548,000

100	Maryland Energy Financing Administration, Solid Waste Disposal Revenue Bonds, Baltimore Wheelabrator Water Projects LLC, Series 1996, 6.450%, 12/01/16 (Alternative Minimum Tax)	12/07 at 101.00	A–		102,146
1,600	Total Water and Sewer				1,650,146
$149,765	Total Long-Term Investments (cost $148,580,218) – 102.0%				148,835,138

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Short-Term Investments – 0.3%

$500	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 3.730%, 12/01/15 – MBIA Insured (4)		A-1+	$500,000

	Total Short-Term Investments (cost $500,000)			500,000

	Total Investments (cost $149,080,218) – 102.3%			149,335,138

	Floating Rate Obligations – (4.1)%			(6,000,000)

	Other Assets Less Liabilities – 1.8%			2,688,321

	Net Assets – 100%			$146,023,459

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At August 31, 2007, the cost of investments was $143,066,538.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$2,805,655
Depreciation	(2,537,055)
Net unrealized appreciation (depreciation) of investments	$268,600

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Staples – 0.0%

$65	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)	No Opt. Call	AA–	$69,234
	Education and Civic Organizations – 15.1%

1,190	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 5.500%, 5/01/15	No Opt. Call	Baa3	1,223,225

	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds, Immaculata College, Series 1998:
1,300	5.600%, 10/15/18	10/08 at 102.00	BB+	1,302,665
550	5.625%, 10/15/27	10/08 at 102.00	BB+	541,503

1,060	Cumberland County, Pennsylvania, Municipal Authority College Revenue Bonds, Dickinson College, Series 2007GG-1, 4.500%, 5/01/37 – MBIA Insured	5/17 at 100.00	AAA	999,834

1,815	Delaware County Authority, Pennsylvania, College Revenue Refunding Bonds, Neumann College, Series 1998A, 5.375%, 10/01/26	10/08 at 100.00	BBB–	1,810,626

1,645	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2005, 5.000%, 8/01/24 – MBIA Insured	8/15 at 100.00	AAA	1,698,660

	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
980	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	AAA	1,018,916
480	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	AAA	497,986

1,000	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series 2003, 5.250%, 8/01/20 – FGIC Insured	8/13 at 100.00	AAA	1,062,270

375	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	AA	352,710

2,000	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project, Series 2004, 5.000%, 11/01/24 – AMBAC Insured	11/14 at 100.00	AAA	2,046,400

910	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2006, 4.500%, 4/01/30 – RAAI Insured	4/16 at 100.00	AA	788,861

2,500	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School, Series 2005, 5.000%, 8/15/26 – MBIA Insured	8/15 at 100.00	Aaa	2,571,825

165	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 – RAAI Insured	5/17 at 100.00	AA	157,623

715	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31	5/16 at 100.00	A–	676,090

2,150	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Geneva College, Series 1998, 5.375%, 4/01/15	4/08 at 102.00	BBB–	2,174,145

1,205	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Gwynedd Mercy College, Series 2007 GG5, 5.000%, 5/01/27 – RAAI Insured	5/17 at 100.00	AA	1,161,090

1,700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/21 – MBIA Insured	4/16 at 100.00	AAA	1,770,346

1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania, Series 2005C, 5.000%, 7/15/38	7/15 at 100.00	AA	1,019,830

1,250	Pennsylvania Higher Educational Facilities Authority, University of the Sciences in Philadelphia Revenue Bonds, Series 2005, 4.750%, 11/01/33 – XLCA Insured	5/15 at 100.00	AAA	1,223,338

7,000	Pennsylvania State University, General Obligation Refunding Bonds, Series 2002, 5.250%, 8/15/13	No Opt. Call	AA	7,552,925

245	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A, 5.250%, 1/01/27	1/17 at 100.00	BBB	237,319

335	Southcentral Pennsylvania General Authority, Revenue Bonds, York College Association of Independent Colleges, Series 2007, 5.000%, 5/01/37 – XLCA Insured	5/17 at 100.00	AAA	339,981

500	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds, Bucknell University, Series 2002A, 5.250%, 4/01/22	4/13 at 100.00	Aa2	526,580
32,070	Total Education and Civic Organizations			32,754,748

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Health Care – 10.2%

$470	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A, 5.125%, 4/01/35	4/15 at 100.00	Baa2	$432,931

2,500	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 1997B, 5.375%, 5/15/27	5/08 at 101.00	AA–	2,540,375

2,000	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2007, 5.000%, 11/01/37 – CIFG Insured	11/17 at 100.00	AAA	2,013,340

1,585	Jeannette Health Services Authority, Pennsylvania, Hospital Revenue Bonds, Jeannette District Memorial Hospital, Series 1996A, 6.000%, 11/01/18	11/07 at 101.00	BB–	1,553,950

3,000	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster General Hospital Project, Series 2007A, 5.000%, 3/15/31	3/17 at 100.00	AA–	3,007,830

750	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24	11/14 at 100.00	A	769,350

340	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.125%, 1/01/37	1/17 at 100.00	BBB+	319,865

6,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health Services, Series 2005B, 5.000%, 8/15/16 – FGIC Insured	8/15 at 100.00	AAA	6,364,559

	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Children’s Hospital of Philadelphia, Series 2007:
1,000	4.500%, 7/01/33	7/17 at 100.00	AA	923,900
2,000	4.500%, 7/01/37	7/17 at 100.00	AA	1,829,520

	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998:
1,265	5.250%, 7/01/10	No Opt. Call	BB+	1,266,556
500	5.625%, 7/01/24	7/08 at 100.00	BB+	478,470

	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
430	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	AA	414,064
300	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	AA	285,663
22,140	Total Health Care			22,200,373
	Housing/Multifamily – 4.7%

5,740	Delaware County Authority, Pennsylvania, Student Housing Revenue Bonds, Collegiate Housing Foundation – Eastern College, Series 2000A, 8.250%, 7/01/29	7/10 at 102.00	N/R	6,220,667

1,360	Delaware County Industrial Development Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Darby Townhouses Project, Series 2002A, 4.850%, 4/01/12 (Alternative Minimum Tax)	No Opt. Call	AAA	1,389,743

1,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – XLCA Insured	7/15 at 100.00	AAA	1,822,572

240	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa2	241,855

550	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A	542,201
9,690	Total Housing/Multifamily			10,217,038
	Housing/Single Family – 3.6%

2,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A, 4.900%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	1,890,300

1,835	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A, 4.950%, 10/01/26 (Alternative Minimum Tax)	4/15 at 100.00	AA+	1,793,933

1,695	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A, 5.150%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	1,665,660

1,315	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A, 4.600%, 10/01/27 (Alternative Minimum Tax)	10/16 at 100.00	AA+	1,222,753

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Housing/Single Family (continued)

$400	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A, 4.850%, 10/01/31 (Alternative Minimum Tax)	10/16 at 100.00	AA+	$380,616

765	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A, 6.200%, 10/01/21 (Alternative Minimum Tax)	10/07 at 102.00	AAA	775,940
8,010	Total Housing/Single Family			7,729,202
	Industrials – 1.9%

3,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.200%, 7/01/19	1/08 at 102.00	BB+	3,071,220

1,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002, 5.500%, 7/01/19 – AMBAC Insured	7/12 at 101.00	AAA	1,077,420
4,000	Total Industrials			4,148,640
	Long-Term Care – 1.5%

	Chester County Health and Education Facilities Authority, Pennsylvania, Mortgage Revenue Refunding Bonds, Tel Hai Obligated Group, Series 1998:
1,000	5.400%, 6/01/18	12/08 at 100.00	BBB–	1,000,090
1,100	5.500%, 6/01/25	12/08 at 100.00	BBB–	1,080,948

630	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries, Series 2007, 5.000%, 1/01/36	1/17 at 100.00	N/R	582,870

510	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes Project, Series 2006, 5.000%, 11/01/36	11/16 at 100.00	A+	495,108
3,240	Total Long-Term Care			3,159,016
	Materials – 0.4%

560	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	553,118

440	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)	No Opt. Call	BBB+	458,643
1,000	Total Materials			1,011,761
	Tax Obligation/General – 21.7%

1,225	Bentworth School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2006B, 5.000%, 3/15/25 – FSA Insured	3/16 at 100.00	AAA	1,265,805

	Boyertown Area School District, Berks and Montgomery Counties, Pennsylvania, General Obligation Bonds, Series 2005:
1,170	5.000%, 10/01/23 – FSA Insured	4/15 at 100.00	Aaa	1,210,611
1,000	5.000%, 10/01/24 – FSA Insured	4/15 at 100.00	Aaa	1,032,760
1,000	5.000%, 10/01/25 – FSA Insured	4/15 at 100.00	Aaa	1,030,170

1,000	Central Bucks County School District, Pennsylvania, General Obligation Bonds, Series 2003, 5.000%, 5/15/23 – MBIA Insured	5/13 at 100.00	Aaa	1,026,870

420	Centre County, Pennsylvania, General Obligation Bonds, Series 2003, 5.250%, 7/01/17 – MBIA Insured	7/13 at 100.00	Aaa	446,040

3,125	Chichester School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 1999, 0.000%, 3/01/26 – FGIC Insured	No Opt. Call	AAA	1,338,750

1,450	Delaware County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 10/01/20	10/15 at 100.00	AA	1,516,613

950	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2002, 5.750%, 7/01/17	No Opt. Call	Aa2	1,059,450

1,635	Girard School District, Erie County, Pennsylvania, General Obligation Bonds, Series 1999B, 0.000%, 11/15/28 – FGIC Insured	No Opt. Call	AAA	577,302

265	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2007, 5.000%, 9/01/24	9/17 at 100.00	Aaa	277,206

4,875	McKeesport Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1997D, 0.000%, 10/01/24 – MBIA Insured	No Opt. Call	AAA	2,160,795

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/General (continued)

$2,195	Montour School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1993B, 0.000%, 1/01/14 – MBIA Insured	No Opt. Call	AAA	$1,699,589

1,500	Owen J. Roberts School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 5/15/24 – FSA Insured	5/16 at 100.00	Aaa	1,555,065

2,000	Oxford Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2007D, 5.375%, 2/01/27 – FGIC Insured	8/15 at 100.00	AAA	2,116,080

1,075	Palmyra Area School District, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/20 – XLCA Insured	6/14 at 100.00	Aaa	1,114,463

5,000	Pennsylvania State Public School Building Authority, Lease Revenue Bonds, Philadelphia School District Project, Series 2006A, 5.000%, 6/01/31 – FSA Insured	12/16 at 100.00	AAA	5,097,950

1,500	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18	1/16 at 100.00	AA	1,588,425

2,500	Pennsylvania, General Obligation Bonds, Series 2006-1, 5.000%, 10/01/18	10/16 at 100.00	AA	2,657,025

3,750	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – FGIC Insured	No Opt. Call	AAA	3,922,950

1,575	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – FSA Insured	No Opt. Call	AAA	1,711,663

1,370	Schuylkill Valley School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2006A, 5.000%, 4/01/22 – FGIC Insured	4/16 at 100.00	Aaa	1,426,691

6,775	Southmoreland School District, Westmoreland County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 4/01/25 – MBIA Insured	4/15 at 100.00	AAA	6,979,401

1,315	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2005D, 5.000%, 9/01/17 – FSA Insured	9/15 at 100.00	AAA	1,400,843

2,900	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 – MBIA Insured	12/15 at 100.00	AAA	2,973,689
51,570	Total Tax Obligation/General			47,186,206
	Tax Obligation/Limited – 6.8%

1,500	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series 2005, 5.000%, 1/15/36 – FGIC Insured	1/15 at 100.00	AAA	1,518,825

1,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J, 5.000%, 9/01/22 – MBIA Insured	9/11 at 100.00	Aaa	1,021,940

	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A:
1,300	5.250%, 7/15/18 – FSA Insured	No Opt. Call	AAA	1,421,069
1,270	5.250%, 7/15/19 – FSA Insured	No Opt. Call	AAA	1,387,386

1,300	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%, 11/15/17 – FSA Insured	11/13 at 100.00	AAA	1,377,298

1,000	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood Transformation Initiative, Series 2002A, 5.500%, 4/15/22 – FGIC Insured	4/12 at 100.00	AAA	1,055,340

5,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/33 – MBIA Insured	No Opt. Call	AAA	5,452,049

450	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57 – MBIA Insured	8/17 at 100.00	A+	460,989

1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/20 – MBIA Insured	No Opt. Call	AAA	1,118,920
13,820	Total Tax Obligation/Limited			14,813,816
	Transportation – 7.4%

1,675	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	AAA	1,737,980

	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue Bonds, Series 2001A:
1,000	5.300%, 12/01/21 – AMBAC Insured	12/07 at 100.00	Aaa	1,001,260
4,500	5.375%, 12/01/30 – AMBAC Insured	12/07 at 100.00	Aaa	4,504,680

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Transportation (continued)

$1,900	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B, 5.000%, 12/01/23 – FGIC Insured	12/15 at 100.00	AAA		$1,964,068

4,535	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Refunding Bonds, Series 2002, 5.000%, 12/01/11 – AMBAC Insured	No Opt. Call	AAA		4,765,559

2,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2003B, 5.000%, 1/01/33 – AMBAC Insured	1/13 at 100.00	Aaa		2,022,720
15,610	Total Transportation				15,996,267
	U.S. Guaranteed – 13.7% (3)

1,550	Allegheny County Hospital Development Authority, Pennsylvania, Hospital Revenue Bonds, Allegheny Valley Hospital – Sublessee, Series 1982Q, 7.000%, 8/01/15 (ETM)	No Opt. Call	AAA		1,828,566

4,500	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, Guaranteed County Building Project, Series 2002A, 5.000%, 11/01/29 (Pre-refunded 11/01/12) – MBIA Insured	11/12 at 100.00	AAA		4,769,325

1,000	Allegheny County Redevelopment Authority, Pennsylvania, Tax Increment Finance Bonds, Waterfront Project, Series 2000A, 6.300%, 12/15/18 (Pre-refunded 12/15/10)	12/10 at 101.00	N/R	(3)	1,079,410

85	Bucks County Water and Sewerage Authority, Pennsylvania, Sewerage System Revenue Bonds, Neshaminy Interceptor Project, Series 2004, 5.250%, 6/01/14 – FSA Insured (ETM)	No Opt. Call	Aaa		92,194

1,245	Centre County, Pennsylvania, General Obligation Bonds, Series 2003, 5.250%, 7/01/17 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	Aaa		1,339,608

2,995	Deer Lakes School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1995, 6.350%, 1/15/14 – MBIA Insured (ETM)	1/08 at 100.00	AAA		3,290,337

1,320	Delaware County Authority, Pennsylvania, Health Facilities Revenue Bonds, Mercy Health Corporation of Southeastern Pennsylvania Obligation Group, Series 1996, 6.000%, 12/15/26 (ETM)	11/07 at 102.00	Aaa		1,391,016

900	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)	8/13 at 100.00	Baa1	(3)	972,657

1,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinate Lien Revenue Bonds, Series 2003B, 5.250%, 12/01/18 (Pre-refunded 12/01/13) – MBIA Insured	12/13 at 100.00	AAA		1,080,800

1,005	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – MBIA Insured (ETM)	No Opt. Call	AAA		1,183,508

225	Philadelphia Health and Educational Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Hospital, Series 1997, 5.500%, 11/15/27 (Pre-refunded 11/15/07)	11/07 at 101.00	BBB	(3)	227,950

3,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Series 2000, 6.000%, 12/01/24 (Pre-refunded 6/01/10) – AMBAC Insured	6/10 at 100.00	AAA		3,180,660

	Plum Borough School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2001:
1,745	5.200%, 9/15/23 (Pre-refunded 9/15/11) – FGIC Insured	9/11 at 100.00	AAA		1,840,521
3,700	5.250%, 9/15/30 (Pre-refunded 9/15/11) – FGIC Insured	9/11 at 100.00	AAA		3,909,420

1,115	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AAA		1,200,554

260	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)	11/14 at 100.00	A1	(3)	283,616

825	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation Bonds, Series 1985A, 9.500%, 11/15/14	No Opt. Call	Aaa		1,001,707

1,000	Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003A, 5.250%, 4/01/20 (Pre-refunded 4/01/14) – MBIA Insured	4/14 at 100.00	AAA		1,082,810
27,470	Total U.S. Guaranteed				29,754,659
	Utilities – 3.4%

1,875	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured	No Opt. Call	AAA		1,930,538

1,345	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured	2/15 at 100.00	AAA		1,347,058

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Utilities (continued)

$315	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – FSA Insured	9/14 at 100.00	AAA	$320,487

2,650	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998, 5.000%, 8/01/32 – FSA Insured	8/13 at 100.00	AAA	2,683,046

1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003, 5.375%, 7/01/19 – FSA Insured	7/13 at 100.00	AAA	1,067,370
7,185	Total Utilities			7,348,499
	Water and Sewer – 5.6%

1,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A, 5.000%, 12/01/21 – MBIA Insured	12/15 at 100.00	AAA	1,042,620

180	Bucks County Water and Sewerage Authority, Pennsylvania, Sewerage System Revenue Bonds, Neshaminy Interceptor Project, Series 2004, 5.250%, 6/01/14 – FSA Insured	No Opt. Call	AAA	195,032

5,000	Delaware County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Philadelphia Water Company, Series 2001, 5.350%, 10/01/31 – AMBAC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA	5,094,100

1,930	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – FSA Insured	7/14 at 100.00	AAA	1,995,620

850	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%, 7/01/23 – FSA Insured	7/15 at 100.00	AAA	877,464

3,000	Unity Township Municipal Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%, 12/01/34 – FSA Insured	12/14 at 100.00	AAA	3,066,570
11,960	Total Water and Sewer			12,271,406
$207,830	Total Long-Term Investments (cost $206,326,708) – 96.0%			208,660,865

	Short-Term Investments – 1.1%

$2,300	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 3.730%, 12/01/15 – MBIA Insured (4)		A-1+	2,300,000

	Total Short-Term Investments (cost $2,300,000)			2,300,000

	Total Investments (cost $208,626,708) – 97.1%			210,960,865

	Other Assets Less Liabilities – 2.9%			6,296,832

	Net Assets – 100%			$217,257,697

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2007, the cost of investments was $208,530,587.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$4,789,130
Depreciation	(2,358,852)
Net unrealized appreciation (depreciation) of investments	$2,430,278

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Staples – 2.2%

$500	James City County Industrial Development Authority, Virginia, Sewerage and Solid Waste Disposal Facilities Revenue Bonds, Anheuser Busch, Series 1997, 6.000%, 4/01/32 (Alternative Minimum Tax)	10/07 at 101.00	A	$504,980

7,600	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	BBB	6,580,686
8,100	Total Consumer Staples			7,085,666
	Education and Civic Organizations – 2.0%

	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Catholic Diocese of Arlington, Series 2003:
1,000	4.375%, 10/01/13	No Opt. Call	A3	1,010,190
1,135	5.500%, 10/01/33	10/13 at 101.00	A3	1,163,693

2,000	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 6.000%, 10/15/28	10/09 at 101.00	A3	2,083,320

300	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/31	9/11 at 100.00	BBB	294,579

800	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.375%, 12/01/21	12/12 at 101.00	BBB–	809,664

1,250	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.125%, 7/01/28 – RAAI Insured	7/08 at 101.00	AA	1,213,313
6,485	Total Education and Civic Organizations			6,574,759
	Energy – 0.1%

500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	BBB	459,710
	Health Care – 9.5%

1,525	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha Jefferson Hospital, Series 2002, 5.250%, 10/01/35	10/12 at 100.00	A2	1,530,658

400	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%, 8/15/23	No Opt. Call	AA+	413,128

2,500	Fredericksburg Economic Development Authority, Virginia, Healthcare Revenue Bonds, Medicorp Health System, Series 2007, 5.250%, 6/15/21	No Opt. Call	A3	2,611,050

1,375	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System, Series 2002B, 5.125%, 6/15/33	6/12 at 100.00	A3	1,364,193

3,250	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial Regional Medical Center, Series 1995, 6.375%, 8/15/18 – MBIA Insured	No Opt. Call	AAA	3,722,095

3,380	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds, Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured	8/16 at 100.00	AAA	3,420,053

2,000	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30	11/12 at 100.00	A–	2,043,760

2,325	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William Hospital, Series 2002, 5.250%, 4/01/33	4/13 at 100.00	A2	2,336,602

2,000	Medical College of Virginia Hospital Authority, General Revenue Bonds, Series 1998, 5.125%, 7/01/23 – MBIA Insured	7/08 at 102.00	AAA	2,024,020

2,785	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System, Series 2002A, 5.500%, 7/01/19 – MBIA Insured	7/12 at 100.00	AAA	2,913,806

	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2006:
3,040	5.250%, 6/15/24	6/16 at 100.00	A3	3,097,608
1,475	5.250%, 6/15/31	6/16 at 100.00	A3	1,484,160

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Health Care (continued)

$2,000	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds, Series 2007A, 5.250%, 9/01/37	9/17 at 100.00	BBB+	$1,928,360

2,145	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester Medical Center, Series 2007, 5.125%, 1/01/31	1/17 at 100.00	AA–	2,175,030
30,200	Total Health Care			31,064,523
	Housing/Multifamily – 3.6%

1,105	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Berkeley Apartments, Series 2000, 5.850%, 12/01/20 (Alternative Minimum Tax)	11/10 at 102.00	AAA	1,164,195

940	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Revenue Bonds, Patrick Henry Apartments, Series 2000, 6.050%, 11/01/32 (Mandatory put 11/01/20) (Alternative Minimum Tax)	11/12 at 100.00	Aaa	976,228

1,000	Chesterfield County Industrial Development Authority, Virginia, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds, Fore Courthouse Senior Apartments, Series 2002A, 5.600%, 10/20/31 (Alternative Minimum Tax)	4/12 at 102.00	Aaa	1,015,580

	Danville Industrial Development Authority, Virginia, Student Housing Revenue Bonds, Collegiate Housing Foundation, Averett College, Series 1999A:
680	6.875%, 6/01/20	6/09 at 102.00	N/R	707,574
1,910	7.000%, 6/01/30	6/09 at 102.00	N/R	1,985,674

1,200	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little River Glen, Series 1996, 6.100%, 9/01/26	9/07 at 101.00	AAA	1,213,104

1,000	Lynchburg Redevelopment and Housing Authority, Virginia, Vistas GNMA Mortgage-Backed Revenue Bonds, Series 2000A, 6.200%, 1/20/40 (Alternative Minimum Tax)	4/10 at 102.00	AAA	1,016,540

2,860	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)	10/14 at 102.00	N/R	3,139,422

610	Virginia Housing Development Authority, Rental Housing Bonds, Series 2001L, 5.000%, 12/01/20	12/07 at 100.00	AA+	610,201
11,305	Total Housing/Multifamily			11,828,518
	Housing/Single Family – 6.1%

820	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	AAA	825,125

4,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 – MBIA Insured	7/11 at 100.00	AAA	4,586,175

2,400	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-C2, 4.750%, 10/01/32 (Alternative Minimum Tax)	1/15 at 100.00	AAA	2,256,864

6,545	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%, 1/01/33 (Alternative Minimum Tax)	7/15 at 100.00	AAA	6,292,100

6,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%, 7/01/32 (Alternative Minimum Tax)	7/16 at 100.00	AAA	6,111,494
20,765	Total Housing/Single Family			20,071,758
	Industrials – 1.3%

2,250	Charles County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue Refunding Bonds, USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09 (Alternative Minimum Tax)	No Opt. Call	BBB	2,251,440

2,000	Henrico County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1996A, 5.450%, 1/01/14 (Alternative Minimum Tax)	No Opt. Call	BB–	1,993,180
4,250	Total Industrials			4,244,620
	Long-Term Care – 3.8%

4,665	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37	10/17 at 100.00	N/R	4,240,578

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Long-Term Care (continued)

$1,200	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds, Greenspring Village, Series 2006A, 4.875%, 10/01/36	10/16 at 100.00	BBB	$1,051,680

500	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Multifamily Housing Revenue Refunding Bonds, Paul Spring Retirement Center, Series 1996A, 6.000%, 12/15/28	12/07 at 102.00	AAA	516,660

3,665	Henrico County Economic Development Authority, Virginia, GNMA Mortgage-Backed Securities Program Assisted Living Revenue Bonds, Beth Sholom, Series 1999A, 6.000%, 7/20/39	7/09 at 102.00	AAA	3,852,721

	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Series 2006:
1,350	5.000%, 10/01/27	10/11 at 103.00	BBB–	1,249,169
1,500	5.000%, 10/01/35	No Opt. Call	BBB–	1,343,130

310	Henrico County Industrial Development Authority, Virginia, FHA-Insured Nursing Facilities Mortgage Revenue Refunding Bonds, Cambridge Manor Nursing Home, Series 1993, 5.875%, 7/01/19	1/08 at 100.00	AAA	310,415
13,190	Total Long-Term Care			12,564,353
	Materials – 0.7%

2,500	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax) (3)	2/08 at 102.00	B2	2,316,600
	Tax Obligation/General – 12.6%

3,400	Arlington County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 8/01/20	8/16 at 100.00	AAA	3,601,756

2,500	Bristol, Virginia, General Obligation Bonds, Series 2003, 5.000%, 3/01/25 – FSA Insured	3/13 at 100.00	AAA	2,556,650

1,285	Charlottesville, Virginia, General Obligation Public Improvement Refunding Bonds, Series 2003, 3.000%, 7/15/13	No Opt. Call	AAA	1,213,014

3,640	Chesapeake, Virginia, General Obligation Bonds, Series 2004, 5.000%, 12/01/20	12/14 at 101.00	AA	3,810,024

1,000	Harrisonburg, Virginia, General Obligation Public Recreational Facility Revenue Bonds, Series 2000, 5.750%, 12/01/29 – FSA Insured	12/10 at 102.00	AAA	1,070,040

2,000	Henrico County, Virginia, General Obligation Bonds, Series 2005, 5.000%, 7/15/16	7/15 at 100.00	AAA	2,145,560

3,805	Loudoun County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 12/01/24	12/16 at 100.00	AAA	3,989,961

375	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%, 5/01/20	5/12 at 100.00	AAA	395,490

2,000	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B, 5.000%, 6/01/18	6/15 at 100.00	AAA	2,115,640

1,185	Lynchburg, Virginia, General Obligation Bonds, Series 2004, 5.000%, 6/01/20	6/14 at 100.00	AA	1,236,322

1,630	Newport News, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 11/01/15	11/13 at 100.00	AA	1,728,452

1,250	Newport News, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/16	7/14 at 101.00	AA	1,335,738

1,000	Pittsylvania County, Virginia, General Obligation Bonds, Series 2001B, 5.125%, 3/01/23	3/11 at 102.00	A	1,026,480

2,000	Portsmouth, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 4/01/15 – MBIA Insured	No Opt. Call	AAA	2,144,520

3,195	Richmond, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 7/15/17 – FSA Insured	7/15 at 100.00	AAA	3,403,250

1,415	Roanoke, Virginia, General Obligation Bonds, Series 2006A, 5.000%, 2/01/21 – MBIA Insured	2/16 at 100.00	AAA	1,486,825

1,000	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.000%, 10/01/17	10/12 at 101.00	AA	1,059,510

1,075	Salem, Virginia, General Obligation Bonds, Series 2006, 5.000%, 4/01/22 – MBIA Insured	4/16 at 100.00	Aaa	1,122,612

	Suffolk, Virginia, General Obligation Bonds, Series 2005:
1,530	5.000%, 12/01/16	12/15 at 100.00	Aa3	1,637,299
1,170	5.000%, 12/01/25	12/15 at 100.00	Aa3	1,211,909

1,900	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AAA	1,996,007

1,000	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%, 6/01/20	6/11 at 101.00	AAA	1,037,110
39,355	Total Tax Obligation/General			41,324,169

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/Limited – 26.8%

	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
$670	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	A	$659,655
520	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	A	515,934

1,000	Caroline County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2002, 5.125%, 6/15/34 – AMBAC Insured	6/12 at 102.00	Aaa	1,019,150

5,000	Commonwealth Transportation Board of Virginia, Federal Highway Reimbursement Anticipation Notes, Series 2005, 5.000%, 9/28/15	No Opt. Call	AA	5,377,700

1,000	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities Project, Series 2005, 5.000%, 1/01/18 – MBIA Insured	1/15 at 100.00	AAA	1,045,170

1,090	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2004B, 5.125%, 2/15/15 – MBIA Insured	2/14 at 100.00	AAA	1,157,417

2,895	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public Uses Community Project, Series 2006, 5.000%, 5/15/18	5/16 at 100.00	AA+	3,060,305

1,500	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill Public Facilities Projects, Series 2003, 5.000%, 6/01/14	6/13 at 101.00	AA+	1,600,740

2,000	Fairfax County Economic Development Authority, Virginia, Transportation Contract Revenue Bonds, Route 23, Series 2004, 5.000%, 4/01/33 – MBIA Insured	4/14 at 100.00	AAA	2,047,780

3,000	Fairfax County Economic Development Authority, Virginia, Transportation Contract Revenue Bonds, Route 23, Series 2007A, 4.250%, 4/01/34 – MBIA Insured	4/17 at 100.00	AAA	2,695,770

1,915	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2004B, 5.000%, 4/01/17 – FSA Insured	4/14 at 100.00	AAA	2,002,247

	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005:
3,950	5.000%, 6/15/17 – MBIA Insured	6/15 at 100.00	AAA	4,175,585
1,130	5.000%, 6/15/22 – MBIA Insured	6/15 at 100.00	AAA	1,170,838
2,900	5.000%, 6/15/25 – MBIA Insured	6/15 at 100.00	AAA	2,983,636
1,770	5.000%, 6/15/30 – MBIA Insured	6/15 at 100.00	AAA	1,812,869

	Hampton Roads Regional Jail Authority, Virginia, Revenue Bonds, Regional Jail Facility, Series 2004:
2,020	5.000%, 7/01/17 – MBIA Insured	7/14 at 100.00	AAA	2,114,415
1,625	5.000%, 7/01/18 – MBIA Insured	7/14 at 100.00	AAA	1,693,591

	James City County Economic Development Authority, Virginia, Revenue Bonds, County Government Projects, Series 2005:
1,155	5.000%, 7/15/17	7/15 at 100.00	AA	1,221,413
1,210	5.000%, 7/15/18	7/15 at 100.00	AA	1,273,428

1,840	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds, Public Facility Project, Series 2003, 5.000%, 3/01/19	3/13 at 100.00	AA+	1,914,097

375	Loudoun County, Virginia, Certificates of Participation, Series 1990E, 7.200%, 10/01/10 – AMBAC Insured	No Opt. Call	AAA	394,523

3,585	New Kent County Economic Development Authority, Virginia, Lease Revenue Bonds, School and Governmental Projects, Series 2006, 5.000%, 2/01/26 – FSA Insured	2/17 at 100.00	AAA	3,672,797

675	Norfolk Redevelopment and Housing Authority, Virginia, Educational Facility Revenue Bonds, Community College System – Tidewater Community College Downtown Campus, Series 1999, 5.500%, 11/01/19	11/09 at 102.00	AA+	711,416

1,000	Northampton County and Town Joint Industrial Development Authority, Virginia, Lease Revenue Bonds, County Capital Projects, Series 2002, 5.000%, 2/01/33 – RAAI Insured	2/13 at 101.00	AA	937,130

	Prince William County, Virginia, Certificates of Participation, County Facilities, Series 2005:
1,100	5.000%, 6/01/20 – AMBAC Insured	6/15 at 100.00	Aaa	1,140,315
1,930	5.000%, 6/01/21 – AMBAC Insured	6/15 at 100.00	Aaa	1,994,327

1,575	Prince William County, Virginia, Lease Participation Certificates, Series 2002, 5.250%, 12/01/18	6/12 at 100.00	Aa2	1,655,483

	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
3,000	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	AAA	3,259,740
5,000	5.250%, 7/01/33 – MBIA Insured	No Opt. Call	AAA	5,452,049

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/Limited (continued)

$5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/44 – AMBAC Insured	No Opt. Call	AAA	$762,900

	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D:
135	5.250%, 7/01/27	7/12 at 100.00	BBB–	137,846
480	5.250%, 7/01/36	7/12 at 100.00	BBB–	486,605

750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57 – MBIA Insured	8/17 at 100.00	A+	768,315

1,500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – MBIA Insured	No Opt. Call	AAA	1,674,345

1,645	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured	8/13 at 100.00	AAA	1,701,275

2,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003, 5.000%, 1/15/23 – AMBAC Insured	1/13 at 100.00	AAA	2,050,980

2,475	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds, Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A, 5.000%, 8/01/23 – MBIA Insured	8/16 at 100.00	AAA	2,553,037

1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%, 10/01/28 – FGIC Insured	10/16 at 100.00	AAA	1,035,020

2,290	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%, 5/01/22	5/15 at 100.00	AA+	2,375,440

2,750	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%, 8/01/15	No Opt. Call	AA+	2,950,970

1,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2001A, 5.000%, 8/01/16	8/11 at 101.00	AA+	1,053,530

1,360	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C, 5.000%, 8/01/17	8/15 at 100.00	AA+	1,448,998

	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2002A:
1,650	5.000%, 5/01/20	5/11 at 101.00	AA	1,711,265
620	5.000%, 5/01/21	5/11 at 101.00	AA	641,130

4,500	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2006C, 5.000%, 11/01/36	11/16 at 100.00	AAA	4,624,650

1,500	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor Development Program, Series 2004B, 5.000%, 5/15/15	5/14 at 100.00	AA+	1,597,170

1,500	Westmoreland County Industrial Development Authority, Virginia, Lease Revenue Bonds, Northumberland County School Project, Series 2006, 5.000%, 11/01/31 – MBIA Insured	11/16 at 100.00	Aaa	1,531,425
88,585	Total Tax Obligation/Limited			87,864,421
	Transportation – 7.1%

	Capital Region Airport Authority, Richmond, Virginia, Revenue Bonds, Richmond International Airport, Series 2005A:
2,310	5.000%, 7/01/22 – FSA Insured	7/15 at 100.00	AAA	2,381,564
2,700	5.000%, 7/01/23 – FSA Insured	7/15 at 100.00	AAA	2,776,464

1,200	Chesapeake, Virginia, Toll Road Revenue Bonds, Chesapeake Expressway, Series 1999A, 5.625%, 7/15/19	7/09 at 101.00	Baa1	1,238,124

	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001B:
1,475	5.000%, 10/01/26 – MBIA Insured	10/11 at 101.00	AAA	1,502,760
1,250	5.000%, 10/01/31 – MBIA Insured	10/11 at 101.00	AAA	1,264,475

3,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 – FGIC Insured	7/11 at 100.00	AAA	3,042,570

2,610	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – MBIA Insured	2/15 at 100.00	AAA	2,693,912

1,750	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	12/07 at 101.00	CCC+	1,750,613

1,730	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 1998, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	AAA	1,890,163

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

August 31, 2007

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Transportation (continued)

$1,485	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	AAA		$1,622,481

2,155	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%, 7/01/36 – FGIC Insured (Alternative Minimum Tax)	7/13 at 100.00	AAA		2,160,258

1,000	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A, 5.250%, 8/01/23	2/11 at 100.00	Aa2		1,033,380
22,665	Total Transportation				23,356,764
	U.S. Guaranteed – 18.2% (4)

2,000	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Episcopal High School, Series 1999, 5.875%, 1/01/29 (Pre-refunded 1/01/09)	1/09 at 101.00	A1	(4)	2,075,140

1,500	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/30 (Pre-refunded 10/01/10) – AMBAC Insured	10/10 at 101.00	AAA		1,612,080

750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 – FSA Insured (ETM)	No Opt. Call	AAA		797,528

	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
1,810	5.375%, 4/01/21 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA		1,940,230
200	5.000%, 4/01/27 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA		211,252

1,030	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Convention Center Expansion Project, Series 2000, 6.125%, 6/15/20 (Pre-refunded 6/15/10)	6/10 at 101.00	AAA		1,106,117

1,450	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A, 6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	BBB	(4)	1,604,469

1,750	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%, 5/01/20 (Pre-refunded 5/01/12)	5/12 at 100.00	AAA		1,870,225

225	Metropolitan District of Columbia Airports Authority, Virginia, Airport System Revenue Bonds, Series 1998A, 5.000%, 10/01/28 (Pre-refunded 10/01/08)	10/08 at 101.00	AA–	(4)	230,270

1,000	Middlesex County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities Project, Series 1999, 6.000%, 8/01/24 (Pre-refunded 8/01/09) – MBIA Insured	8/09 at 102.00	AAA		1,061,840

2,355	Newport News, Virginia, General Obligation Bonds, General Improvement and Water Projects, Series 2002A, 5.000%, 7/01/18 (Pre-refunded 7/01/13)	7/13 at 100.00	AA	(4)	2,504,660

1,805	Newport News, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 11/01/17 (Pre-refunded 11/01/13)	11/13 at 100.00	AA	(4)	1,925,538

5,000	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998A, 0.000%, 8/15/16 (Pre-refunded 8/15/08)	8/08 at 64.81	AAA		3,127,200

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH:
3,000	5.750%, 7/01/18 (Pre-refunded 7/01/10) – FSA Insured (UB)	7/10 at 101.00	AAA		3,197,970
10,000	5.625%, 7/01/19 (Pre-refunded 7/01/10) – FSA Insured (UB)	7/10 at 100.00	AAA		10,634,900

2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AAA		2,691,825

	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
500	5.500%, 10/01/32	10/10 at 101.00	AAA		525,290
1,500	5.500%, 10/01/40	10/10 at 101.00	AAA		1,574,085

	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D:
365	5.250%, 7/01/27 (Pre-refunded 7/01/12)	7/12 at 100.00	BBB–	(4)	388,232
1,320	5.250%, 7/01/36 (Pre-refunded 7/01/12)	7/12 at 100.00	BBB–	(4)	1,404,018

655	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA		676,366

1,600	Richmond, Virginia, Public Utility Revenue Refunding Bonds, Series 2002, 5.000%, 1/15/27 (Pre-refunded 1/15/12) – FSA Insured	1/12 at 100.00	AAA		1,683,520

1,420	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding Bonds, Series 2001C, 6.850%, 7/15/21 (Pre-refunded 7/15/11)	7/11 at 105.00	B2	(4)	1,598,622

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	U.S. Guaranteed (4) (continued)

	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005:
$2,075	5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA		$2,158,830
5,125	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA		5,569,644

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	BBB+	(4)	2,182,920

2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2002A, 5.000%, 2/01/22 (Pre-refunded 2/01/12)	2/12 at 100.00	AA+	(4)	2,108,740

	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 2000, RITES Series PA790R:
500	8.575%, 10/01/14 (Pre-refunded 10/01/10) (IF)	10/10 at 100.00	AAA		592,145
410	8.541%, 10/01/15 (Pre-refunded 10/01/10) (IF)	10/10 at 100.00	AAA		485,559
1,900	8.575%, 10/01/16 (Pre-refunded 10/01/10) (IF)	10/10 at 100.00	AAA		2,250,151
57,745	Total U.S. Guaranteed				59,789,366
	Utilities – 1.7%

	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,115	5.000%, 7/15/17 – MBIA Insured	7/13 at 100.00	AAA		1,179,670
2,000	5.250%, 7/15/23 – MBIA Insured	7/13 at 100.00	AAA		2,096,620

2,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	Baa1		2,175,800
5,115	Total Utilities				5,452,090
	Water and Sewer – 6.1%

1,000	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 1997, 5.000%, 4/01/21	No Opt. Call	AAA		1,074,080

	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
115	5.375%, 4/01/21	4/12 at 100.00	AAA		121,213
800	5.000%, 4/01/27	4/12 at 100.00	AAA		812,728

1,395	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds, Series 2001, 5.500%, 11/15/19 – FSA Insured	No Opt. Call	AAA		1,554,839

1,015	James City Service Authority, Virginia, Water and Sewerage Revenue Bonds, Series 2003, 5.000%, 1/15/15 – FSA Insured	1/13 at 101.00	AAA		1,077,554

5,000	Loudoun County Sanitation Authority, Virginia, Water and Sewer System Revenue Bonds, Series 2007, 4.500%, 1/01/32	1/17 at 100.00	AA+		4,761,600

2,325	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Bonds, Series 2004, 5.000%, 1/01/26	1/15 at 100.00	AA+		2,394,587

1,750	Newport News, Virginia, Water Revenue Bonds, Series 2007, 4.750%, 6/01/31 – FSA Insured	6/17 at 100.00	AAA		1,753,273

1,900	Prince William County Service Authority, Virginia, Water and Sewerage System Revenue Refunding Bonds, Series 1997, 4.750%, 7/01/29 – FGIC Insured	7/08 at 101.00	AAA		1,900,380

750	Virginia Beach, Virginia, Storm Water Utility Revenue Bonds, Series 2000, 6.000%, 9/01/20	9/10 at 101.00	Aa3		801,638

2,485	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Caroline County Public Improvements Project, Series 2001, 5.250%, 5/01/21	5/11 at 101.00	AA		2,614,344

1,135	York County, Virginia, Sewer System Revenue Bonds, Series 2005, 5.000%, 6/01/29 – AMBAC Insured	6/15 at 101.00	Aaa		1,170,208
19,670	Total Water and Sewer				20,036,444
$330,430	Total Investments (cost $331,453,681) – 101.8%				334,033,761

	Floating Rate Obligations – (2.6)%				(8,665,000)

	Other Assets Less Liabilities – 0.8%				2,909,934

	Net Assets – 100%				$328,278,695

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

August 31, 2007

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At August 31, 2007, the cost of investments was $322,394,227.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$7,745,071
Depreciation	(4,770,523)
Net unrealized appreciation (depreciation) of investments	$2,974,548

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust I

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: October 30, 2007

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 30, 2007